UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06669

Name of Fund: BlackRock Capital Appreciation Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Capital Appreciation Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2017

Date of reporting period: 12/31/2016

Item 1 – Schedule of Investments

Schedule of Investments December 31, 2016 (Unaudited)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 1.0%
TransDigm Group, Inc.	116,376	$28,972,969
Airlines — 2.1%
Delta Air Lines, Inc.	1,195,539	58,808,563
Banks — 6.3%
Bank of America Corp.	2,759,535	60,985,723
Citigroup, Inc.	1,033,262	61,406,761
First Republic Bank	128,956	11,882,006
SunTrust Banks, Inc.	205,833	11,289,940
Wells Fargo & Co.	503,379	27,741,217

		173,305,647
Beverages — 3.1%
Anheuser-Busch InBev SA/NV — ADR	152,115	16,039,006
Constellation Brands, Inc., Class A	456,743	70,023,269

		86,062,275
Biotechnology — 6.1%
Alexion Pharmaceuticals, Inc. (a)	818,892	100,191,436
Biogen, Inc. (a)	134,405	38,114,570
Regeneron Pharmaceuticals, Inc. (a)	80,799	29,660,505

		167,966,511
Capital Markets — 0.7%
Morgan Stanley	433,282	18,306,165
Chemicals — 1.7%
Ecolab, Inc.	79,724	9,345,247
Sherwin-Williams Co.	141,039	37,902,821

		47,248,068
Consumer Finance — 0.6%
Discover Financial Services	217,596	15,686,496
Diversified Financial Services — 2.3%
Berkshire Hathaway, Inc., Class B (a)	391,063	63,735,448
Diversified Telecommunication Services — 1.3%
SBA Communications Corp., Class A (a)	348,483	35,984,355
Electrical Equipment — 1.6%
Acuity Brands, Inc.	197,321	45,553,526
Equity Real Estate Investment Trusts (REITs) — 1.2%
Equinix, Inc.	93,225	33,319,547
Food & Staples Retailing — 0.6%
Costco Wholesale Corp.	104,616	16,750,068
Health Care Equipment & Supplies — 2.6%
Becton Dickinson and Co.	248,038	41,062,691
Boston Scientific Corp. (a)	1,381,016	29,871,376

		70,934,067
Health Care Providers & Services — 5.6%
Humana, Inc.	143,900	29,359,917

Common Stocks	Shares	Value
Health Care Providers & Services (continued)
UnitedHealth Group, Inc.	790,802	$126,559,952

		155,919,869
Hotels, Restaurants & Leisure — 1.5%
Chipotle Mexican Grill, Inc. (a)(b)	32,091	12,108,576
Domino’s Pizza, Inc.	182,994	29,139,965

		41,248,541
Industrial Conglomerates — 1.4%
Roper Technologies, Inc.	216,591	39,653,480
Internet & Direct Marketing Retail — 13.2%
Amazon.com, Inc. (a)	259,985	194,954,952
Netflix, Inc. (a)	716,798	88,739,592
Priceline Group, Inc. (a)(b)	55,690	81,644,881

		365,339,425
Internet Software & Services — 12.1%
Alphabet, Inc., Class A (a)	246,185	195,089,303
Facebook, Inc., Class A (a)	600,806	69,122,730
Tencent Holdings Ltd.	2,875,700	69,727,426

		333,939,459
IT Services — 8.9%
Fiserv, Inc. (a)	220,308	23,414,334
FleetCor Technologies, Inc. (a)(b)	381,305	53,962,284
Global Payments, Inc. (b)	684,485	47,510,104
Vantiv, Inc., Class A (a)	568,243	33,878,648
Visa, Inc., Class A	1,108,346	86,473,155

		245,238,525
Multiline Retail — 0.7%
Dollar Tree, Inc. (a)	246,713	19,041,309
Oil, Gas & Consumable Fuels — 2.6%
Concho Resources, Inc. (a)	128,224	17,002,502
EOG Resources, Inc.	195,888	19,804,277
Pioneer Natural Resources Co.	202,326	36,432,843

		73,239,622
Pharmaceuticals — 0.9%
Zoetis, Inc.	491,584	26,314,491
Professional Services — 1.2%
Equifax, Inc.	273,827	32,374,566
Road & Rail — 0.7%
Norfolk Southern Corp.	185,185	20,012,943
Semiconductors & Semiconductor Equipment — 4.3%
ASML Holding NV (b)	572,864	64,275,341
Broadcom Ltd.	267,298	47,250,267
NVIDIA Corp.	75,457	8,054,280

		119,579,888

Portfolio Abbreviation
ADR	American Depositary Receipts

BLACKROCK CAPITAL APPRECIATION FUND, INC.	DECEMBER 31, 2016	1

Schedule of Investments (continued)

Common Stocks	Shares	Value
Software — 7.2%
Activision Blizzard, Inc.	1,484,372	$53,600,673
Autodesk, Inc. (a)	223,821	16,564,992
Microsoft Corp.	2,079,329	129,209,504

		199,375,169
Specialty Retail — 3.4%
Home Depot, Inc.	513,365	68,831,979
Ulta Salon Cosmetics & Fragrance, Inc. (a)	94,918	24,198,395

		93,030,374
Technology Hardware, Storage & Peripherals — 0.8%
Apple Inc.	194,119	22,482,863
Textiles, Apparel & Luxury Goods — 2.5%
NIKE, Inc., Class B	1,361,843	69,222,480
Total Common Stocks — 98.2%		2,718,646,709

Preferred Stock
Software — 1.5%
Palantir Technologies, Inc., Series I (Acquired 2/07/14, cost $31,222,542) (a)(c)	5,093,400	41,205,606
Total Long-Term Investments (Cost — $2,175,837,428) — 99.7%		2,759,852,315

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.36% (d)(e)	16,152,370	$16,152,370
SL Liquidity Series, LLC, Money Market Series, 0.95% (d)(e)(f)	54,264,836	54,270,262
Total Short-Term Securities (Cost — $70,422,122) — 2.5%		$70,422,632
Total Investments (Cost — $2,246,259,550*) — 102.2%		2,830,274,947
Liabilities in Excess of Other Assets — (2.2)%		(60,637,232)

Net Assets — 100.0%		$2,769,637,715

Notes to Schedule of Investments

*	As of December 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$2,259,818,920

Gross unrealized appreciation	$584,909,478
Gross unrealized depreciation	(14,453,451)

Net unrealized appreciation	$570,456,027

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Restricted security as to resale, excluding 144A securities. As of period end, the Fund held restricted securities with a current value of $41,205,606 and an original cost of $31,222,542, which was 1.5% of its net assets.

(d)	During the period ended December 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2016	Net Activity	Shares Held at December 31, 2016	Value at December 31, 2016	Income		Realized Gain (Loss)
BlackRock Liquidity Funds, T-Fund, Institutional Class	55,871,989	(39,719,619)	16,152,370	$16,152,370	$14,810		$160
SL Liquidity Series, LLC, Money Market Series	63,321,635	(9,056,799)	54,264,836	54,270,262	40,271	[1]	(502)
Total				$70,422,632	$55,081		$(342)

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(e)	Current yield as of period end.

(f)	Security was purchased with the cash collateral from loaned securities.

2	BLACKROCK CAPITAL APPRECIATION FUND, INC.	DECEMBER 31, 2016

Schedule of Investments (continued)

•

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by private companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Aerospace & Defense	$28,972,969	—	—	$28,972,969
Airlines	58,808,563	—	—	58,808,563
Banks	173,305,647	—	—	173,305,647
Beverages	86,062,275	—	—	86,062,275
Biotechnology	167,966,511	—	—	167,966,511
Capital Markets	18,306,165	—	—	18,306,165
Chemicals	47,248,068	—	—	47,248,068
Consumer Finance	15,686,496	—	—	15,686,496
Diversified Financial Services	63,735,448	—	—	63,735,448
Diversified Telecommunication Services	35,984,355	—	—	35,984,355
Electrical Equipment	45,553,526	—	—	45,553,526
Equity Real Estate Investment Trusts (REITs)	33,319,547	—	—	33,319,547
Food & Staples Retailing	16,750,068	—	—	16,750,068
Health Care Equipment & Supplies	70,934,067	—	—	70,934,067
Health Care Providers & Services	155,919,869	—	—	155,919,869
Hotels, Restaurants & Leisure	41,248,541	—	—	41,248,541
Industrial Conglomerates	39,653,480	—	—	39,653,480
Internet & Direct Marketing Retail	365,339,425	—	—	365,339,425
Internet Software & Services	264,212,033	$69,727,426	—	333,939,459
IT Services	245,238,525	—	—	245,238,525
Multiline Retail	19,041,309	—	—	19,041,309
Oil, Gas & Consumable Fuels	73,239,622	—	—	73,239,622
Pharmaceuticals	26,314,491	—	—	26,314,491
Professional Services	32,374,566	—	—	32,374,566
Road & Rail	20,012,943	—	—	20,012,943
Semiconductors & Semiconductor Equipment	119,579,888	—	—	119,579,888
Software	199,375,169	—	—	199,375,169
Specialty Retail	93,030,374	—	—	93,030,374
Technology Hardware, Storage & Peripherals	22,482,863	—	—	22,482,863

BLACKROCK CAPITAL APPRECIATION FUND, INC.	DECEMBER 31, 2016	3

Schedule of Investments (concluded)

	Level 1	Level 2	Level 3	Total
Textiles, Apparel & Luxury Goods	$69,222,480	—	—	$69,222,480
Preferred Stocks:
Software	—	—	$41,205,606	41,205,606
Short-Term Securities	16,152,370	—	—	16,152,370

Subtotal	$2,665,071,653	$69,727,426	$41,205,606	$2,776,004,685

Investments Valued at NAV[1]				54,270,262

Total Investments				$2,830,274,947

[1]	As of December 31, 2016, certain of the Fund’s investments were valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value heirarchy.

During the period ended December 31, 2016, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Preferred Stocks
Assets:
Opening balance, as of September 30, 2016	$46,757,412
Transfers into Level 3	—
Transfers out of Level 3	—
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation (depreciation)[1]	(5,551,806)
Purchases	—
Sales	—

Closing Balance, as of December 31, 2016	$41,205,606

Net change in unrealized appreciation (depreciation) on investments still held at December 31, 2016[1]	$(5,551,806)

[1]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at December 31, 2016 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of period end.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized
Assets:
Preferred Stocks	$41,205,606	Market	Revenue Multiple[1]	11.00	x
			Revenue Growth Rate[1]	72.00%

[1]	Increase in unobservable input may result in a significant increase to value, while a decrease in the unobservable input may result in a significant decrease to value.

4	BLACKROCK CAPITAL APPRECIATION FUND, INC.	DECEMBER 31, 2016

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Capital Appreciation Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski

Chief Executive Officer (principal executive officer) of BlackRock Capital Appreciation Fund, Inc.

Date: February 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski

Chief Executive Officer (principal executive officer) of BlackRock Capital Appreciation Fund, Inc.

Date: February 22, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews

Chief Financial Officer (principal financial officer) of BlackRock Capital Appreciation Fund, Inc.

Date: February 22, 2017